Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of operating segments

		01/01 to 12/31/2024
		Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (1)
Operating revenues		101,057	58,014	9,887	168,958	(908)	168,050
Interest margin		61,956	41,259	9,232	112,447	(8,599)	103,848
Commissions and Banking Fees		28,559	16,176	375	45,110	1,961	47,071
Income from insurance and private pension operations before claim and selling expenses		10,542	579	280	11,401	(4,419)	6,982
Other revenues		-	-	-	-	10,149	10,149
Cost of Credit		(29,819)	(4,675)	-	(34,494)	2,183	(32,311)
Claims		(1,589)	(26)	-	(1,615)	1,615	-
Operating margin		69,649	53,313	9,887	132,849	2,890	135,739
Other operating income / (expenses)		(48,552)	(21,248)	(2,541)	(72,341)	(15,842)	(88,183)
Non-interest expenses		(41,946)	(18,438)	(1,755)	(62,139)	(17,277)	(79,416)
Tax expenses for ISS, PIS and COFINS and Other		(6,606)	(2,810)	(786)	(10,202)	388	(9,814)
Share of profit or (loss) in associates and joint ventures		-	-	-	-	1,047	1,047
Income before income tax and social contribution		21,097	32,065	7,346	60,508	(12,952)	47,556
Income tax and social contribution		(5,482)	(10,502)	(1,879)	(17,863)	12,435	(5,428)
Non-controlling interests		(491)	(650)	(101)	(1,242)	199	(1,043)
Net income		15,124	20,913	5,366	41,403	(318)	41,085

12/31/2024	Total assets (*) -	1,842,885	1,418,456	243,230	3,048,537	(194,062)	2,854,475
	Total liabilities -	1,774,738	1,333,954	185,422	2,838,080	(204,889)	2,633,191
(*) Includes:
Investments in associates and joint ventures		2,343	-	6,214	8,557	1,517	10,074
Fixed assets, net		7,490	1,590	-	9,080	113	9,193
Goodwill and Intangible assets, net		8,808	9,383	-	18,191	5,806	23,997
1)	The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

Interest margin includes interest and similar income and expenses of R$ 74,980 (R$ 64,135 from 01/01 to 12/31/2023), result of financial assets and liabilities at fair value through profit or loss of R$ 32,011 (R$ 29,145 from 01/01 to 12/31/2023) and foreign exchange results and exchange variations in foreign transactions of R$ (3,143) (R$ 4,432 from 01/01 to 12/31/2023).

Non-interest expenses refer to general and administrative expenses, including depreciation and amortization expenses of R$ (7,177) (R$ (6,529) from 01/01 to 12/31/2023).

		01/01 to 12/31/2023
		Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (1)
Operating revenues		96,595	54,631	5,572	156,798	(1,827)	154,971
Interest margin		59,099	39,980	5,019	104,098	(6,386)	97,712
Commissions and Banking Fees		28,016	14,274	309	42,599	3,132	45,731
Income from insurance and private pension operations before claim and selling expenses		9,480	377	244	10,101	(3,488)	6,613
Other revenues		-	-	-	-	4,915	4,915
Cost of Credit		(32,139)	(4,803)	-	(36,942)	6,497	(30,445)
Claims		(1,487)	(22)	-	(1,509)	1,509	-
Operating margin		62,969	49,806	5,572	118,347	6,179	124,526
Other operating income / (expenses)		(45,560)	(20,373)	(1,864)	(67,797)	(17,029)	(84,826)
Non-interest expenses		(39,085)	(17,722)	(1,360)	(58,167)	(17,592)	(75,759)
Tax expenses for ISS, PIS and COFINS and Other		(6,475)	(2,651)	(504)	(9,630)	(357)	(9,987)
Share of profit or (loss) in associates and joint ventures		-	-	-	-	920	920
Income before income tax and social contribution		17,409	29,433	3,708	50,550	(10,850)	39,700
Income tax and social contribution		(4,232)	(9,022)	(935)	(14,189)	8,366	(5,823)
Non-controlling interests		(78)	(655)	(10)	(743)	(29)	(772)
Net income		13,099	19,756	2,763	35,618	(2,513)	33,105

12/31/2023	Total assets (*) -	1,677,189	1,228,153	195,290	2,696,522	(153,422)	2,543,100
	Total liabilities -	1,610,852	1,150,141	150,705	2,507,587	(163,537)	2,344,050
(*) Includes:
Investments in associates and joint ventures		2,156	-	5,946	8,102	1,191	9,293
Fixed assets, net		7,333	1,690	-	9,023	112	9,135
Goodwill and Intangible assets, net		9,419	8,338	-	17,757	5,607	23,364
1)	The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.
		01/01 to 12/31/2022
		Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (1)
Operating revenues		90,509	49,229	2,983	142,721	(442)	142,279
Interest margin		54,881	34,701	2,979	92,561	(5,538)	87,023
Commissions and Banking Fees		26,787	14,143	177	41,107	3,459	44,566
Income from insurance and private pension operations before claim and selling expenses		8,841	385	(173)	9,053	(3,646)	5,407
Other revenues		-	-	-	-	5,283	5,283
Cost of Credit		(29,908)	(2,392)	-	(32,300)	4,563	(27,737)
Claims		(1,538)	(11)	-	(1,549)	1,549	-
Operating margin		59,063	46,826	2,983	108,872	5,670	114,542
Other operating income / (expenses)		(43,512)	(19,482)	(374)	(63,368)	(14,480)	(77,848)
Non-interest expenses		(37,302)	(17,019)	(312)	(54,633)	(14,297)	(68,930)
Tax expenses for ISS, PIS and COFINS and Other		(6,210)	(2,463)	(62)	(8,735)	(855)	(9,590)
Share of profit or (loss) in associates and joint ventures		-	-	-	-	672	672
Income before income tax and social contribution		15,551	27,344	2,609	45,504	(8,810)	36,694
Income tax and social contribution		(4,594)	(9,076)	(14)	(13,684)	7,232	(6,452)
Non-controlling interests		45	(825)	(254)	(1,034)	(1)	(1,035)
Net income		11,002	17,443	2,341	30,786	(1,579)	29,207

12/31/2022	Total assets (*) -	1,524,983	1,175,209	171,983	2,469,958	(148,892)	2,321,066
	Total liabilities -	1,455,227	1,102,834	144,379	2,300,224	(156,265)	2,143,959
(*) Includes:
Investments in associates and joint ventures		2,114	-	4,798	6,912	531	7,443
Fixed assets, net		5,781	1,282	-	7,063	704	7,767
Goodwill and Intangible assets, net		8,660	9,062	-	17,722	5,392	23,114
1)	The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

Schedule of result of non-current assets and main services and products by geographic region

	12/31/2024			12/31/2023
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets	27,940	5,250	33,190	27,855	4,644	32,499

	01/01 to 12/31/2024			01/01 to 12/31/2023			01/01 to 12/31/2022
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to interest and similar (1,2,3)	219,281	51,845	271,126	221,534	34,428	255,962	173,746	30,024	203,770
Income from insurance contracts and private pension (3)	6,982	-	6,982	6,613	-	6,613	5,407	-	5,407
Commissions and Banking Fees (3)	41,888	5,183	47,071	41,147	4,584	45,731	40,062	4,504	44,566
1)	Includes Interest and similar Income, of Financial Assets and Liabilities at Fair Value through Profit or Loss and Foreign exchange results and exchange variations in foreign transactions.
2)	ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.
3)	In "Brazil" geographic region the companies headquartered in the country and "Abroad" are considered; the other companies, the amounts consider the already eliminated values.